Victory Variable Insurance Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 2, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Victory Variable Insurance Funds
File Nos. 333-62051; 811-08979

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds (the "Registrant") with respect to each series of the Registrant with a fiscal year ended December 31, 2023 (the "Funds"), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that with respect to the Funds:

(1)Except for the Victory 500 Index VIP Series, the forms of prospectuses and the form of statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 60 under the Securities Act to the Registrant's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2024, accession number 0001683863-24- 002520.

If you have any questions or comments regarding this filing, please call Jay Baris of Sidley Austin LLP at 212-839-8600.

Very truly yours,

Victory Variable Insurance Funds

By: /s/ James K. De Vries

James K. De Vries

President